Derivative Instruments and Hedging Activities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of interest rate swaps designated as fair value hedges
Notional	$ 15,900	$ 16,600
Interest rate swaps [Member] | Other Liabilities [Member]
Summary of interest rate swaps designated as fair value hedges
Notional	30,545	33,663
Fair Value	$ (3,503)	$ (4,489)